Senior Notes And Secured Indebtedness (Consolidating Balance Sheet) (Detail) (USD $)	Dec. 31, 2012	Feb. 24, 2012	Dec. 31, 2011	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member]	Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member]	Dec. 31, 2012 Successor [Member]		Feb. 24, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2012 Successor [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2012 Successor [Member] Delaware Lyon [Member]	Dec. 31, 2012 Successor [Member] California Lyon [Member]	Feb. 24, 2012 Successor [Member] California Lyon [Member]	Dec. 31, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Feb. 24, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Feb. 24, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Eliminating Entries [Member]	Dec. 31, 2012 Successor [Member] 8 1/2% Senior Notes Due November 15, 2020 [Member]	Dec. 31, 2012 Successor [Member] 8 1/2% Senior Notes Due November 15, 2020 [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2012 Successor [Member] 8 1/2% Senior Notes Due November 15, 2020 [Member] California Lyon [Member]	Dec. 31, 2012 Successor [Member] 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2012 Successor [Member] 10 3/4% Senior Notes Due April 1, 2013 [Member]	Dec. 31, 2012 Successor [Member] 7 1/2% Senior Notes Due February 15, 2014 [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] Delaware Lyon [Member]	Feb. 24, 2012 Predecessor [Member] California Lyon [Member]	Dec. 31, 2011 Predecessor [Member] California Lyon [Member]	Dec. 31, 2010 Predecessor [Member] California Lyon [Member]	Dec. 31, 2009 Predecessor [Member] California Lyon [Member]	Dec. 31, 2011 Predecessor [Member] California Lyon [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] California Lyon [Member] Liabilities Subject To Compromise [Member]	Feb. 24, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2009 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member] Liabilities Subject To Compromise [Member]	Feb. 24, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2009 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2011 Predecessor [Member] Eliminating Entries [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 8 1/2% Senior Notes Due November 15, 2020 [Member]	Dec. 31, 2011 Predecessor [Member] 8 1/2% Senior Notes Due November 15, 2020 [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes Due December 15, 2012 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes Due December 15, 2012 [Member] California Lyon [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes Due April 1, 2013 [Member]	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes Due April 1, 2013 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes Due April 1, 2013 [Member] California Lyon [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes Due February 15, 2014 [Member]	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes Due February 15, 2014 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes Due February 15, 2014 [Member] California Lyon [Member] Liabilities Subject To Compromise [Member]
ASSETS
Cash and cash equivalents							$ 71,075,000		$ 80,532,000				$ 69,376,000	$ 76,158,000	$ 65,000	$ 52,000	$ 1,634,000	$ 4,322,000								$ 80,532,000	$ 20,061,000		$ 71,286,000	$ 117,587,000				$ 76,158,000	$ 14,333,000	$ 69,499,000	$ 115,247,000			$ 52,000	$ 47,000	$ 131,000	$ 111,000		$ 4,322,000	$ 5,681,000	$ 1,656,000	$ 2,229,000
Restricted cash							853,000						853,000														852,000								852,000
Receivables							14,789,000						11,278,000		296,000		3,215,000										13,732,000								9,897,000						310,000					3,525,000
Real estate inventories
Owned							421,630,000						398,952,000		13,000		22,665,000										398,534,000								278,939,000											119,595,000
Not owned							39,029,000	[1]					39,029,000														47,408,000	[1]							47,408,000
Deferred loan costs							7,036,000						7,036,000														8,810,000								8,810,000
Goodwill	14,200,000						14,209,000						14,209,000
Intangibles							4,620,000						4,620,000
Other assets							7,906,000						7,437,000		146,000		323,000										7,554,000								6,671,000						159,000					724,000
Investments in subsidiaries												62,712,000	22,148,000						(84,860,000)														(179,516,000)		(85,714,000)																265,230,000
Intercompany receivables															207,239,000		18,935,000		(226,174,000)																						203,517,000					12,000					(203,529,000)
Total assets							581,147,000					62,712,000	574,938,000		207,759,000		46,772,000		(311,034,000)								496,951,000						(179,516,000)		281,196,000						204,033,000					129,537,000					61,701,000
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable							18,735,000			18,735,000			17,998,000		39,000		698,000														1,436,000	3,946,000						1,436,000	2,560,000					38,000						1,348,000
Accrued expenses							41,770,000			41,770,000			41,505,000		213,000		52,000														2,082,000	48,457,000						2,082,000	47,051,000					218,000						1,188,000
Liabilities from inventories not owned							39,029,000			39,029,000			39,029,000																		47,408,000							47,408,000
Notes payable							13,248,000			13,248,000			7,809,000				5,439,000										74,009,000				74,009,000							3,010,000											70,999,000
Senior Notes		283,500,000	283,483,000	66,704,000	138,912,000	77,867,000	325,000,000													325,000,000		325,000,000					489,483,000																												66,704,000	66,704,000	66,704,000	138,912,000	138,912,000	138,912,000	77,867,000	77,867,000	77,867,000
Intercompany payables													217,146,000				9,028,000		(226,174,000)																			71,459,000											132,070,000			(203,529,000)
Liabilities							437,782,000			437,782,000			648,487,000		252,000		15,217,000		(226,174,000)								666,821,000				330,935,000	335,886,000			664,489,000			331,395,000	333,094,000		256,000			256,000		205,605,000			203,069,000	2,536,000	(203,529,000)	(203,529,000)
Redeemable convertible preferred stock							71,246,000						71,246,000
Liabilities not subject to compromise
Accounts payable							18,735,000			18,735,000			17,998,000		39,000		698,000														1,436,000	3,946,000						1,436,000	2,560,000					38,000						1,348,000
Accrued expenses							41,770,000			41,770,000			41,505,000		213,000		52,000														2,082,000	48,457,000						2,082,000	47,051,000					218,000						1,188,000
Liabilities from inventories not owned							39,029,000			39,029,000			39,029,000																		47,408,000							47,408,000
Notes payable							13,248,000			13,248,000			7,809,000				5,439,000										74,009,000				74,009,000							3,010,000											70,999,000
Secured debt																					325,000,000										206,000,000							206,000,000
Intercompany payables													217,146,000				9,028,000		(226,174,000)																			71,459,000											132,070,000			(203,529,000)
Liabilities							437,782,000			437,782,000			648,487,000		252,000		15,217,000		(226,174,000)								666,821,000				330,935,000	335,886,000			664,489,000			331,395,000	333,094,000		256,000			256,000		205,605,000			203,069,000	2,536,000	(203,529,000)	(203,529,000)
Liabilities subject to compromise
Accounts payable							18,735,000			18,735,000			17,998,000		39,000		698,000														1,436,000	3,946,000						1,436,000	2,560,000					38,000						1,348,000
Accrued expenses							41,770,000			41,770,000			41,505,000		213,000		52,000														2,082,000	48,457,000						2,082,000	47,051,000					218,000						1,188,000
Senior Notes		283,500,000	283,483,000	66,704,000	138,912,000	77,867,000	325,000,000													325,000,000		325,000,000					489,483,000																												66,704,000	66,704,000	66,704,000	138,912,000	138,912,000	138,912,000	77,867,000	77,867,000	77,867,000
Liabilities							437,782,000			437,782,000			648,487,000		252,000		15,217,000		(226,174,000)								666,821,000				330,935,000	335,886,000			664,489,000			331,395,000	333,094,000		256,000			256,000		205,605,000			203,069,000	2,536,000	(203,529,000)	(203,529,000)
(Deficit) equity
William Lyon Homes stockholders' (deficit) equity							62,712,000					62,712,000	(144,795,000)		207,507,000		22,148,000		(84,860,000)								(179,516,000)						(179,516,000)		(383,293,000)						203,777,000					(85,714,000)					265,230,000
Noncontrolling interest							9,407,000										9,407,000										9,646,000																			9,646,000
Total liabilities and (deficit) equity							$ 581,147,000					$ 62,712,000	$ 574,938,000		$ 207,759,000		$ 46,772,000		$ (311,034,000)								$ 496,951,000						$ (179,516,000)		$ 281,196,000						$ 204,033,000					$ 129,537,000					$ 61,701,000

[1]	Represents the consolidation of a land banking arrangement which does not obligate the Company to purchase the lots, however, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement, which has been consolidated. Amounts are net of deposits.